BORROWINGS - Summary of Composition of Non-recourse Borrowings (Details) $ in Millions	Dec. 31, 2024 USD ($) year	Dec. 31, 2023 USD ($) year	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (5,005)	$ (4,752)
Non-recourse borrowings	30,662	26,839
Subscription Facility | Brookfield Renewable
Disclosure of detailed information about borrowings [line items]
Consolidated non-recourse borrowings	1,494	2,626
Subscription Facility | Brookfield Reinsurance and Associates
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 65	$ 101
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.30%	6.80%
Term (years) | year	9	9
Carrying value	$ 30,904	$ 27,020
Estimated fair value	30,662	26,839
Add: Unamortized premiums and discounts	(145)	(11)	$ 105
Less: Unamortized financing fees	(171)	(140)
Less: Current portion	(5,005)	(4,752)
Non-recourse borrowings	$ 25,583	$ 22,117
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	7.00%	7.80%
Term (years) | year	8	9
Carrying value	$ 9,484	$ 9,468
Estimated fair value	$ 9,363	$ 9,292
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.90%	6.10%
Term (years) | year	9	9
Carrying value	$ 10,228	$ 6,866
Estimated fair value	$ 10,224	$ 6,922
Non-recourse borrowings | Utility-scale solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.30%	6.20%
Term (years) | year	11	12
Carrying value	$ 7,275	$ 5,868
Estimated fair value	$ 7,250	$ 5,879
Non-recourse borrowings | Distributed energy & storage
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.80%	6.20%
Term (years) | year	4	6
Carrying value	$ 3,722	$ 3,035
Estimated fair value	$ 3,630	$ 2,963
Non-recourse borrowings | Sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.50%	7.00%
Term (years) | year	1	1
Carrying value	$ 195	$ 1,783
Estimated fair value	$ 195	$ 1,783